QUARTERLY FINANCIAL INFORMATION (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Jan. 02, 2021	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
Net sales	$ 1,990.9	$ 1,729.1	$ 1,528.5	$ 1,723.0	$ 1,772.9	$ 1,761.4	$ 1,795.7	$ 1,740.1	$ 6,971.5	$ 7,070.1	$ 7,159.0
Gross profit	571.1	484.2	382.9	485.1	484.7	471.7	482.3	465.4	1,923.3	1,904.1	1,915.5
Net income (loss)	$ 191.5	$ 150.5	$ 79.7	$ 134.2	$ 162.5	$ 144.6	$ 143.4	$ (146.9)	$ 555.9	$ 303.6	$ 467.4
Net income (loss) per common share:
Net income (loss) per common share	$ 2.30	$ 1.80	$ 0.96	$ 1.61	$ 1.95	$ 1.72	$ 1.70	$ (1.74)	$ 6.67	$ 3.61	$ 5.35
Net income (loss) per common share, assuming dilution:
Net income (loss) per common share, assuming dilution	$ 2.28	$ 1.79	$ 0.95	$ 1.60	$ 1.92	$ 1.71	$ 1.69	$ (1.74)	$ 6.61	$ 3.57	$ 5.28